Reconciliation of net cash flow to movement in net debt (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Net Debt

	2021 £m	2020 £m	2019 £m
Net debt, as previously reported	(20,780)	(25,215)	(21,621)

Implementation of IFRS 16	–	–	(1,303)
Net debt at beginning of year, as adjusted	(20,780)	(25,215)	(22,924)

Increase in cash and bank overdrafts	(1,414)	470	826

Increase/(decrease) in liquid investments	(18)	1	(1)

Increase in long-term loans	–	(3,298)	(4,794)

Repayment of short-term Notes	2,313	3,738	4,160

Repayment of/(increase in) other short-term loans	(318)	3,567	(3,095)

Repayment of lease liabilities	215	227	214

Debt of subsidiary undertakings acquired	–	–	(524)

Exchange adjustments	314	(135)	1,015

Other non-cash movements	(150)	(135)	(92)

Movement in net debt	942	4,435	(2,291)

Net debt at end of year	(19,838)	(20,780)	(25,215)

Summary of Analysis of Changes in Net Debt

Analysis of changes in net debt	At 1 January 2021 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2021 £m
Liquid investments	78	1	–	–	–	–	(18)	61

Cash and cash equivalents	6,292	(29)	(1)	–	–	–	(1,988)	4,274

Overdrafts	(1,030)	–	–	–	–	–	574	(456)

	5,262	(29)	(1)	–	–	–	(1,414)	3,818

Debt due within one year:

Commercial paper	(17)	8	–	–	–	–	(243)	(252)

European/US MTN & Bank facilities	(2,350)	1	–	–	–	(2,494)	2,247	(2,596)

Lease liabilities	(230)	5	7	–	–	(200)	215	(203)

Other	(98)	15	(2)	–	–	–	(9)	(94)

	(2,695)	29	5	–	–	(2,694)	2,210	(3,145)

Debt due after one year:

European/US MTN & Bank facilities	(22,538)	306	–	(22)	–	2,494	–	(19,760)

Lease liabilities	(887)	7	(132)	–	–	200	–	(812)

	(23,425)	313	(132)	(22)	–	2,694	–	(20,572)

Net debt	(20,780)	314	(128)	(22)	–	–	778	(19,838)

Interest payable	(247)	–	(30)	(753)	–	–	786	(244)

Derivative financial instruments	(74)	–	–	–	72	–	(20)	(22)

Total liabilities from financing activities*	(26,441)	342	(157)	(775)	72	–	2,976	(23,983)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.

Analysis of changes in net debt	At 1 January 2020 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2020 £m

Liquid investments	79	–	–	–	–	–	(1)	78

Cash and cash equivalents	4,707	(44)	–	–	–	–	1,629	6,292

Cash and cash equivalents - AHFS	507	–	–	–	–	–	(507)	–

Overdrafts	(383)	5	–	–	–	–	(652)	(1,030)

	4,831	(39)	–	–	–	–	470	5,262

Debt due within one year:

Commercial paper	(3,586)	(50)	–	–	–	–	3,619	(17)

European/US MTN and Bank facilities	(2,658)	38	–	–	–	(3,468)	3,738	(2,350)

Lease liabilities	(240)	(4)	16	–	–	(229)	227	(230)

Other	(51)	12	(7)	–	–	–	(52)	(98)

	(6,535)	(4)	9	–	–	(3,697)	7,532	(2,695)

Debt due after one year:

European/US MTN & Bank facilities	(22,580)	(104)	(4)	(20)	–	3,468	(3,298)	(22,538)

Lease liabilities	(1,010)	19	(125)	–	–	229	–	(887)

	(23,590)	(85)	(129)	(20)	–	3,697	(3,298)	(23,425)

Net debt	(25,215)	(128)	(120)	(20)	–	–	4,703	(20,780)

Interest payable	(244)	1	–	(868)	–	–	864	(247)

Derivative financial instruments	335	–	–	–	(290)	–	(119)	(74)

Total liabilities from financing activities*	(30,034)	(88)	(120)	(888)	(290)	–	4,979	(26,441)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.